Interest expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Banking and Thrift, Interest [Abstract]
Interest on convertible bond				¥ 26,249
Interest expense	¥ 1,157	$ 177	¥ 190	862
Total	¥ 1,157	$ 177	¥ 190	¥ 27,111